Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000002050 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000002050 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000002050 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000002050 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002050 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000002050 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000002050 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000002050 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000002050 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000002050 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000002050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000002050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000002050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002050 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002051 [Member] | American Woodmark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000002051 [Member] | Malibu Boats Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000002051 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000002051 [Member] | Varex Imaging Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000002051 [Member] | WSFS Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000002051 [Member] | Steelcase Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000002051 [Member] | Gildan Activewear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000002051 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000002051 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002051 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000002051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000002051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000002051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000002051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000002051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002051 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002052 [Member] | MINNESOTA ST HSG FIN AGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000002052 [Member] | UTAH ST HSG CORP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000002052 [Member] | MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000002052 [Member] | UTAH ST HSG CORP ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000002052 [Member] | NEW JERSEY ST HSG AND MTGE FIN AGY REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000002052 [Member] | NEW JERSEY ST HSG AND MTGE FIN AGY REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000002052 [Member] | UTAH ST HSG CORP TWO [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000002052 [Member] | TEXAS ST DEPT OF HSG AND CMNTY AFFAIRS RESDL MTG REVENUE ONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000002052 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002052 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002052 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002052 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002052 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002052 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002052 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002052 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002052 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002052 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002052 [Member] | Other including Closed End Funds and Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000073549 [Member] | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000073549 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000073549 [Member] | UBS Group A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000073549 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073549 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000073549 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000073549 [Member] | ABB Ltd Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000073549 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000073549 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000073549 [Member] | Novartis A G Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000073549 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073549 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000073549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000073549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000073549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000073549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000073549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000073549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073549 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073549 [Member] | Other Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%